Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voyageur Mutual Funds
Entity Central Index Key	0000906236
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000006409 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Minnesota High-Yield Municipal Bond Fund
Class Name	Class A
Trading Symbol	DVMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Minnesota High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]	What were the Fund's costs for the last 12 months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Minnesota High-Yield Municipal Bond Fund (Class A) returned 9.10% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Significant out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Minnesota High-Yield Municipal Bond Fund (Class A) – including sales charge	4.25%	0.04%	1.93%
Delaware Minnesota High-Yield Municipal Bond Fund (Class A) – excluding sales charge	9.10%	0.97%	2.40%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 223,706,331
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 823,966
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$223,706,331
Total number of portfolio holdings	226
Total advisory fees paid	$823,966
Portfolio turnover rate	19%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	38.07%
Education Revenue Bonds	26.71%
Local General Obligation Bonds	10.63%
Transportation Revenue Bonds	6.43%
Special Tax Revenue Bonds	3.49%
State General Obligation Bonds	3.28%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.26%
Housing Revenue Bonds	2.97%
Lease Revenue Bonds	1.40%
Electric Revenue Bonds	1.20%
Pre-Refunded Bonds	0.57%

State and territory allocation
Minnesota	93.33%
Puerto Rico	4.68%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended August 31, 2024, the Fund introduced a new fee waiver for Class A shares of 0.84% (excluding certain items).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 31, 2024, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	For the fiscal year ended August 31, 2024, the Fund introduced a new fee waiver for Class A shares of 0.84% (excluding certain items).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 31, 2024, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
C000006411 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Minnesota High-Yield Municipal Bond Fund
Class Name	Class C
Trading Symbol	DVMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Minnesota High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$167	1.60%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Minnesota High-Yield Municipal Bond Fund (Class C) returned 8.28% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Significant out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Minnesota High-Yield Municipal Bond Fund (Class C) – including sales charge	7.28%	0.21%	1.63%
Delaware Minnesota High-Yield Municipal Bond Fund (Class C) – excluding sales charge	8.28%	0.21%	1.63%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 223,706,331
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 823,966
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$223,706,331
Total number of portfolio holdings	226
Total advisory fees paid	$823,966
Portfolio turnover rate	19%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	38.07%
Education Revenue Bonds	26.71%
Local General Obligation Bonds	10.63%
Transportation Revenue Bonds	6.43%
Special Tax Revenue Bonds	3.49%
State General Obligation Bonds	3.28%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.26%
Housing Revenue Bonds	2.97%
Lease Revenue Bonds	1.40%
Electric Revenue Bonds	1.20%
Pre-Refunded Bonds	0.57%

State and territory allocation
Minnesota	93.33%
Puerto Rico	4.68%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended August 31, 2024, the Fund introduced a new fee waiver for Class C shares of 1.59% (excluding certain items).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 31, 2024, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	For the fiscal year ended August 31, 2024, the Fund introduced a new fee waiver for Class C shares of 1.59% (excluding certain items).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 31, 2024, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
C000135925 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Minnesota High-Yield Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	DMHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Minnesota High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Minnesota High-Yield Municipal Bond Fund (Institutional Class) returned 9.38% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Significant out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Minnesota High-Yield Municipal Bond Fund (Institutional Class) – including sales charge	9.38%	1.24%	2.65%
Delaware Minnesota High-Yield Municipal Bond Fund (Institutional Class) – excluding sales charge	9.38%	1.24%	2.65%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 223,706,331
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 823,966
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$223,706,331
Total number of portfolio holdings	226
Total advisory fees paid	$823,966
Portfolio turnover rate	19%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	38.07%
Education Revenue Bonds	26.71%
Local General Obligation Bonds	10.63%
Transportation Revenue Bonds	6.43%
Special Tax Revenue Bonds	3.49%
State General Obligation Bonds	3.28%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.26%
Housing Revenue Bonds	2.97%
Lease Revenue Bonds	1.40%
Electric Revenue Bonds	1.20%
Pre-Refunded Bonds	0.57%

State and territory allocation
Minnesota	93.33%
Puerto Rico	4.68%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended August 31, 2024, the Fund introduced a new fee waiver for Institutional Class shares of 0.59% (excluding certain items).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 31, 2024, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	For the fiscal year ended August 31, 2024, the Fund introduced a new fee waiver for Institutional Class shares of 0.59% (excluding certain items).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 31, 2024, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
C000006412 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware National High-Yield Municipal Bond Fund
Class Name	Class A
Trading Symbol	CXHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware National High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]	What were the Fund's costs for the last 12 months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware National High-Yield Municipal Bond Fund (Class A) returned 12.58% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware National High-Yield Municipal Bond Fund (Class A) – including sales charge	7.47%	1.35%	3.47%
Delaware National High-Yield Municipal Bond Fund (Class A) – excluding sales charge	12.58%	2.29%	3.94%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 3,340,888,050
Holdings Count | Holding	778
Advisory Fees Paid, Amount	$ 13,174,903
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$3,340,888,050
Total number of portfolio holdings	778
Total advisory fees paid	$13,174,903
Portfolio turnover rate	19%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	22.65%
Education Revenue Bonds	19.78%
Special Tax Revenue Bonds	14.05%
Healthcare Revenue Bonds	13.16%
Transportation Revenue Bonds	9.00%
State General Obligation Bonds	5.06%
Local General Obligation Bonds	3.90%
Housing Revenue Bonds	3.21%
Lease Revenue Bonds	2.71%
Electric Revenue Bonds	1.82%

State and territory allocation
Puerto Rico	13.79%
California	12.17%
New York	10.29%
Texas	6.58%
Florida	6.30%
Illinois	5.74%
Wisconsin	3.64%
Virginia	3.48%
Arizona	3.44%
Pennsylvania	2.97%

C000006414 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware National High-Yield Municipal Bond Fund
Class Name	Class C
Trading Symbol	DVHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware National High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$169	1.60%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware National High-Yield Municipal Bond Fund (Class C) returned 11.71% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware National High-Yield Municipal Bond Fund (Class C) – including sales charge	10.71%	1.54%	3.16%
Delaware National High-Yield Municipal Bond Fund (Class C) – excluding sales charge	11.71%	1.54%	3.16%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 3,340,888,050
Holdings Count | Holding	778
Advisory Fees Paid, Amount	$ 13,174,903
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$3,340,888,050
Total number of portfolio holdings	778
Total advisory fees paid	$13,174,903
Portfolio turnover rate	19%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	22.65%
Education Revenue Bonds	19.78%
Special Tax Revenue Bonds	14.05%
Healthcare Revenue Bonds	13.16%
Transportation Revenue Bonds	9.00%
State General Obligation Bonds	5.06%
Local General Obligation Bonds	3.90%
Housing Revenue Bonds	3.21%
Lease Revenue Bonds	2.71%
Electric Revenue Bonds	1.82%

State and territory allocation
Puerto Rico	13.79%
California	12.17%
New York	10.29%
Texas	6.58%
Florida	6.30%
Illinois	5.74%
Wisconsin	3.64%
Virginia	3.48%
Arizona	3.44%
Pennsylvania	2.97%

C000074152 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware National High-Yield Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	DVHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware National High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware National High-Yield Municipal Bond Fund (Institutional Class) returned 12.78% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware National High-Yield Municipal Bond Fund (Institutional Class) – including sales charge	12.78%	2.56%	4.21%
Delaware National High-Yield Municipal Bond Fund (Institutional Class) – excluding sales charge	12.78%	2.56%	4.21%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 3,340,888,050
Holdings Count | Holding	778
Advisory Fees Paid, Amount	$ 13,174,903
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$3,340,888,050
Total number of portfolio holdings	778
Total advisory fees paid	$13,174,903
Portfolio turnover rate	19%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	22.65%
Education Revenue Bonds	19.78%
Special Tax Revenue Bonds	14.05%
Healthcare Revenue Bonds	13.16%
Transportation Revenue Bonds	9.00%
State General Obligation Bonds	5.06%
Local General Obligation Bonds	3.90%
Housing Revenue Bonds	3.21%
Lease Revenue Bonds	2.71%
Electric Revenue Bonds	1.82%

State and territory allocation
Puerto Rico	13.79%
California	12.17%
New York	10.29%
Texas	6.58%
Florida	6.30%
Illinois	5.74%
Wisconsin	3.64%
Virginia	3.48%
Arizona	3.44%
Pennsylvania	2.97%

C000006415 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Tax-Free California Fund
Class Name	Class A
Trading Symbol	DVTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Tax-Free California Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]	What were the Fund's costs for the last 12 months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free California Fund (Class A) returned 9.98% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free California Fund (Class A) – including sales charge	5.06%	0.59%	2.36%
Delaware Tax-Free California Fund (Class A) – excluding sales charge	9.98%	1.52%	2.83%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 287,208,829
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 849,479
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$287,208,829
Total number of portfolio holdings	237
Total advisory fees paid	$849,479
Portfolio turnover rate	25%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	18.26%
Healthcare Revenue Bonds	14.74%
Transportation Revenue Bonds	12.16%
Special Tax Revenue Bonds	11.60%
Industrial Development Revenue/Pollution Control Revenue Bonds	11.05%
State General Obligation Bonds	9.63%
Lease Revenue Bonds	5.45%
Electric Revenue Bonds	5.37%
Local General Obligation Bonds	3.02%
Housing Revenue Bonds	2.65%

State and territory allocation
California	83.70%
Puerto Rico	12.70%
Guam	1.20%
US Virgin Islands	0.19%

C000006417 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Tax-Free California Fund
Class Name	Class C
Trading Symbol	DVFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Tax-Free California Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.55%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free California Fund (Class C) returned 9.05% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free California Fund (Class C) – including sales charge	8.05%	0.74%	2.06%
Delaware Tax-Free California Fund (Class C) – excluding sales charge	9.05%	0.74%	2.06%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 287,208,829
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 849,479
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$287,208,829
Total number of portfolio holdings	237
Total advisory fees paid	$849,479
Portfolio turnover rate	25%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	18.26%
Healthcare Revenue Bonds	14.74%
Transportation Revenue Bonds	12.16%
Special Tax Revenue Bonds	11.60%
Industrial Development Revenue/Pollution Control Revenue Bonds	11.05%
State General Obligation Bonds	9.63%
Lease Revenue Bonds	5.45%
Electric Revenue Bonds	5.37%
Local General Obligation Bonds	3.02%
Housing Revenue Bonds	2.65%

State and territory allocation
California	83.70%
Puerto Rico	12.70%
Guam	1.20%
US Virgin Islands	0.19%

C000135926 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Tax-Free California Fund
Class Name	Institutional Class
Trading Symbol	DCTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Tax-Free California Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free California Fund (Institutional Class) returned 10.15% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free California Fund (Institutional Class) – including sales charge	10.15%	1.77%	3.08%
Delaware Tax-Free California Fund (Institutional Class) – excluding sales charge	10.15%	1.77%	3.08%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 287,208,829
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 849,479
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$287,208,829
Total number of portfolio holdings	237
Total advisory fees paid	$849,479
Portfolio turnover rate	25%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	18.26%
Healthcare Revenue Bonds	14.74%
Transportation Revenue Bonds	12.16%
Special Tax Revenue Bonds	11.60%
Industrial Development Revenue/Pollution Control Revenue Bonds	11.05%
State General Obligation Bonds	9.63%
Lease Revenue Bonds	5.45%
Electric Revenue Bonds	5.37%
Local General Obligation Bonds	3.02%
Housing Revenue Bonds	2.65%

State and territory allocation
California	83.70%
Puerto Rico	12.70%
Guam	1.20%
US Virgin Islands	0.19%

C000006418 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Tax-Free Idaho Fund
Class Name	Class A
Trading Symbol	VIDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Tax-Free Idaho Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]	What were the Fund's costs for the last 12 months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free Idaho Fund (Class A) returned 9.19% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free Idaho Fund (Class A) – including sales charge	4.31%	0.15%	1.71%
Delaware Tax-Free Idaho Fund (Class A) – excluding sales charge	9.19%	1.07%	2.18%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 130,657,875
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 476,040
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$130,657,875
Total number of portfolio holdings	110
Total advisory fees paid	$476,040
Portfolio turnover rate	14%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	22.67%
Special Tax Revenue Bonds	22.61%
Healthcare Revenue Bonds	12.93%
Local General Obligation Bonds	8.49%
Housing Revenue Bonds	6.80%
Lease Revenue Bonds	6.70%
Transportation Revenue Bonds	6.29%
Electric Revenue Bonds	4.62%
Industrial Development Revenue/Pollution Control Revenue Bonds	4.07%
Water & Sewer Revenue Bonds	2.18%

State and territory allocation
Idaho	82.58%
Puerto Rico	16.19%
Guam	0.54%

C000006420 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Tax-Free Idaho Fund
Class Name	Class C
Trading Symbol	DVICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Tax-Free Idaho Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$168	1.61%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free Idaho Fund (Class C) returned 8.38% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free Idaho Fund (Class C) – including sales charge	7.38%	0.34%	1.42%
Delaware Tax-Free Idaho Fund (Class C) – excluding sales charge	8.38%	0.34%	1.42%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 130,657,875
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 476,040
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$130,657,875
Total number of portfolio holdings	110
Total advisory fees paid	$476,040
Portfolio turnover rate	14%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	22.67%
Special Tax Revenue Bonds	22.61%
Healthcare Revenue Bonds	12.93%
Local General Obligation Bonds	8.49%
Housing Revenue Bonds	6.80%
Lease Revenue Bonds	6.70%
Transportation Revenue Bonds	6.29%
Electric Revenue Bonds	4.62%
Industrial Development Revenue/Pollution Control Revenue Bonds	4.07%
Water & Sewer Revenue Bonds	2.18%

State and territory allocation
Idaho	82.58%
Puerto Rico	16.19%
Guam	0.54%

C000135927 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Tax-Free Idaho Fund
Class Name	Institutional Class
Trading Symbol	DTIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Tax-Free Idaho Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free Idaho Fund (Institutional Class) returned 9.35% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free Idaho Fund (Institutional Class) – including sales charge	9.35%	1.33%	2.42%
Delaware Tax-Free Idaho Fund (Institutional Class) – excluding sales charge	9.35%	1.33%	2.42%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 130,657,875
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 476,040
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$130,657,875
Total number of portfolio holdings	110
Total advisory fees paid	$476,040
Portfolio turnover rate	14%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	22.67%
Special Tax Revenue Bonds	22.61%
Healthcare Revenue Bonds	12.93%
Local General Obligation Bonds	8.49%
Housing Revenue Bonds	6.80%
Lease Revenue Bonds	6.70%
Transportation Revenue Bonds	6.29%
Electric Revenue Bonds	4.62%
Industrial Development Revenue/Pollution Control Revenue Bonds	4.07%
Water & Sewer Revenue Bonds	2.18%

State and territory allocation
Idaho	82.58%
Puerto Rico	16.19%
Guam	0.54%

C000006421 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Tax-Free New York Fund
Class Name	Class A
Trading Symbol	FTNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Tax-Free New York Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]	What were the Fund's costs for the last 12 months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free New York Fund (Class A) returned 9.14% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free New York Fund (Class A) – including sales charge	4.25%	0.37%	2.11%
Delaware Tax-Free New York Fund (Class A) – excluding sales charge	9.14%	1.30%	2.58%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 264,476,608
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 866,053
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$264,476,608
Total number of portfolio holdings	188
Total advisory fees paid	$866,053
Portfolio turnover rate	21%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	24.94%
Education Revenue Bonds	17.07%
Transportation Revenue Bonds	14.36%
Industrial Development Revenue/Pollution Control Revenue Bonds	9.00%
Healthcare Revenue Bonds	7.45%
Electric Revenue Bonds	6.20%
Lease Revenue Bonds	5.19%
Water & Sewer Revenue Bonds	4.85%
Local General Obligation Bonds	2.93%
Housing Revenue Bonds	2.66%

State and territory allocation
New York	81.00%
Puerto Rico	14.73%
Guam	0.55%
US Virgin Islands	0.20%

C000006423 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Tax-Free New York Fund
Class Name	Class C
Trading Symbol	DVFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Tax-Free New York Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atdelawarefunds.com/literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$161	1.55%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free New York Fund (Class C) returned 8.34% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free New York Fund (Class C) – including sales charge	7.34%	0.56%	1.81%
Delaware Tax-Free New York Fund (Class C) – excluding sales charge	8.34%	0.56%	1.81%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 264,476,608
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 866,053
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$264,476,608
Total number of portfolio holdings	188
Total advisory fees paid	$866,053
Portfolio turnover rate	21%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	24.94%
Education Revenue Bonds	17.07%
Transportation Revenue Bonds	14.36%
Industrial Development Revenue/Pollution Control Revenue Bonds	9.00%
Healthcare Revenue Bonds	7.45%
Electric Revenue Bonds	6.20%
Lease Revenue Bonds	5.19%
Water & Sewer Revenue Bonds	4.85%
Local General Obligation Bonds	2.93%
Housing Revenue Bonds	2.66%

State and territory allocation
New York	81.00%
Puerto Rico	14.73%
Guam	0.55%
US Virgin Islands	0.20%

C000135928 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Tax-Free New York Fund
Class Name	Institutional Class
Trading Symbol	DTNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Tax-Free New York Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free New York Fund (Institutional Class) returned 9.52% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free New York Fund (Institutional Class) – including sales charge	9.52%	1.58%	2.84%
Delaware Tax-Free New York Fund (Institutional Class) – excluding sales charge	9.52%	1.58%	2.84%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 264,476,608
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 866,053
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$264,476,608
Total number of portfolio holdings	188
Total advisory fees paid	$866,053
Portfolio turnover rate	21%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	24.94%
Education Revenue Bonds	17.07%
Transportation Revenue Bonds	14.36%
Industrial Development Revenue/Pollution Control Revenue Bonds	9.00%
Healthcare Revenue Bonds	7.45%
Electric Revenue Bonds	6.20%
Lease Revenue Bonds	5.19%
Water & Sewer Revenue Bonds	4.85%
Local General Obligation Bonds	2.93%
Housing Revenue Bonds	2.66%

State and territory allocation
New York	81.00%
Puerto Rico	14.73%
Guam	0.55%
US Virgin Islands	0.20%